Janus Henderson Global Allocation Fund - Conservative Investment Objectives and Goals - Class D Shares [Member] - Janus Henderson Global Allocation Fund - Conservative	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Global Allocation Fund – Conservative
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Janus Henderson Global Allocation Fund – Conservative seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital.